Document and Entity Information	12 Months Ended
Jan. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep 30, 2012
Registrant Name	Nuveen Investment Trust V
Central Index Key	0001380786
Amendment Flag	false
Document Creation Date	Jan 28, 2013
Document Effective Date	Jan 31, 2013
Prospectus Date	Jan 31, 2013

Nuveen Gresham Diversified Commodity Strategy Fund
Nuveen Gresham Diversified Commodity Strategy Fund
Investment Objective
The investment objective of the Fund is to seek attractive total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 26 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 27 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-50 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen Gresham Diversified Commodity Strategy Fund (USD $)		Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
Exchange Fee		none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	15
[1]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen Gresham Diversified Commodity Strategy Fund		Class A	Class C	Class I
Management Fees		0.97%	0.97%	0.97%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Total Other Expenses:	[1]	1.89%	1.89%	1.89%
Other Expenses of the Fund		1.01%	1.01%	1.01%
Expenses of the Subsidiary		0.88%	0.88%	0.88%
Total Annual Fund Operating Expenses		3.11%	3.86%	2.86%
Fee Waivers and/or Expense Reimbursements	[2]	(1.79%)	(1.79%)	(1.79%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.32%	2.07%	1.07%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The Fund���s investment adviser has agreed to waive fees and/or reimburse expenses through January 31, 2015 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.10% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to its expiration only with the approval of the Board of Trustees of the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond January 31, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Redemption
Expense Example Nuveen Gresham Diversified Commodity Strategy Fund (USD $)	Class A	Class C	Class I
1 Year	702	210	109
3 Years	1,151	838	535
5 Years	1,805	1,674	1,179
10 Years	3,552	3,851	2,916

No Redemption
Expense Example, No Redemption Nuveen Gresham Diversified Commodity Strategy Fund (USD $)	Class A	Class C	Class I
1 Year	702	210	109
3 Years	1,151	838	535
5 Years	1,805	1,674	1,179
10 Years	3,552	3,851	2,916

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period July 30, 2012 through September 30, 2012, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests primarily in a diversified portfolio of commodity futures contracts and fixed income investments. The Fund’s investment strategy has two elements:
  A portfolio of exchange-traded commodity futures contracts providing long-only exposure to all principal groups in the global commodity markets which is actively managed by Gresham Investment Management LLC’s Near Term Active division (“Gresham”), a sub-adviser to the Fund, pursuant to its proprietary Tangible Asset Program® (referred to herein as “TAP®”); and
  A portfolio of cash equivalents, U.S. government securities and other high-quality short-term debt securities which is actively managed by Nuveen Asset Management, LLC (“Nuveen Asset Management”), the Fund’s other sub-adviser.
Commodity Investments. The Fund invests in a diversified portfolio of exchange-traded commodity futures contracts with an aggregate notional value substantially equal to the Fund’s net assets. The Fund invests in futures contracts in the six principal commodity groups in the global commodities markets: energy; industrial metals; agriculture; precious metals; foods and fibers; and livestock. The Fund may also invest in commodity-linked forward contracts, notes, swap agreements and other derivative instruments that provide investment exposure to commodities.

Although the Fund may make investments in commodity-linked derivative instruments directly, the Fund expects to primarily gain exposure to these investments by investing in the Gresham Diversified Commodity Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (referred to herein as the “Subsidiary”). The Subsidiary is advised by Nuveen Fund Advisors, LLC, the Fund’s investment adviser (the “Adviser”), and is sub-advised by Gresham. The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in commodity-linked derivative instruments. The Subsidiary has the same investment objective as the Fund, but unlike the Fund, it may invest without limitation in commodity-linked derivative instruments. The Subsidiary is otherwise subject to the same fundamental and non-fundamental investment restrictions as the Fund. Except as otherwise noted, for purposes of this prospectus, references to the Fund’s investments may also be deemed to include the Fund’s indirect investments through its Subsidiary.

The Fund intends to invest up to 25% of its net assets in the Subsidiary, which in turn invests in a diversified portfolio of exchange-traded commodity futures contracts. Because commodity futures contracts provide notional exposure that greatly exceeds the margin requirements for such positions, the Subsidiary will be able to use this small portion of the Fund’s net assets to gain exposure to commodity futures contracts with an aggregate notional value substantially equal to 100% of the Fund’s net assets.

Gresham actively manages the Subsidiary’s portfolio of commodity futures contracts pursuant to TAP®, a fully collateralized, long-only rules-based commodity investment strategy. Gresham currently bases its target weights on three inputs: (i) systematic calculations of the values of global commodity production; (ii) total U.S. dollar trading volume on commodity futures and forwards exchanges; and (iii) global import/export trade values. Gresham determines the TAP® rules governing the specific commodities in which the Subsidiary invests, and the relative target weighting of those commodities, annually. The target weights are expected to remain unchanged until the next annual determination. The Subsidiary’s portfolio concentration in any single commodity, commodity group and commodity complex is limited in an attempt to moderate volatility. Under normal market conditions, Gresham avoids exercising discretion with respect to target weights between annual determinations. However, the actual portfolio weights may vary during the year and may in certain circumstances be rebalanced subject to TAP®’s rule-based procedures. Generally, Gresham intends to invest in short-term commodity futures contracts with terms of one to three months but may invest in contracts with terms of up to twelve months. Gresham intends to replace expiring commodity futures contracts with contracts expiring at a future date (i.e., “roll” contracts) in order to avoid the Subsidiary taking physical delivery of a commodity.

Fixed Income Investments. Assets not invested by the Fund in the Subsidiary or directly in commodity-linked derivative instruments are invested by Nuveen Asset Management in cash equivalents, U.S. government securities and other high-quality short-term debt securities with final terms not exceeding one year at the time of investment. The Fund’s fixed income investments consist primarily of direct and guaranteed obligations of the U.S. government and senior obligations of U.S. government agencies as well as money market securities. The Fund’s investments in cash equivalents and short-term debt securities (other than U.S. government securities) will be rated at all times at the applicable highest short-term or long-term debt or deposit rating or money market fund rating as determined by at least one nationally recognized statistical rating organization or, if unrated, judged by Nuveen Asset Management to be of comparable quality.
Principal Risks
The value of your investment in this Fund will change daily, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

Clearing Broker Risk—The failure or bankruptcy of the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current Commodity Futures Trading Commission (“CFTC”) regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, in the case of futures and options on futures, the clearing broker’s customers, such as the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers. In the case of cleared swaps, customers of a clearing broker in bankruptcy are entitled to recover assets specifically attributable to them pursuant to new CFTC regulations, but may nevertheless risk loss of some or all of their assets due to accounting or operational issues or due to legal risk in connection with the application of bankruptcy law to cleared swaps.

Commodity Risk—Investments in commodity-linked derivative instruments have a high degree of price variability and are subject to rapid and substantial price changes. Because the Fund has a significant portion of its assets concentrated in commodity-linked derivative instruments, developments affecting commodities will have a disproportionate impact on the Fund. The Fund’s investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. Although the Fund’s commodity exposure as a whole will not be leveraged (i.e., the Fund’s commodity investments will have an aggregate notional value substantially equal to its net assets), individual commodity-linked derivative instruments may employ leverage. Such leverage creates the possibility for losses greater than the amount invested and the likelihood of greater volatility of the Fund’s net asset value, and there can be no assurance that the Fund’s use of leverage will be successful.

Counterparty Risk—Certain commodity-linked derivative instruments, repurchase agreements, swap agreements and other forms of financial instruments that involve counterparties subject the Fund to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty’s bankruptcy or failure to perform its obligations. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets or no recovery at all. The Fund’s investments in the futures markets also introduce the risk that its futures commission merchant (“FCM”) would default on an obligation set forth in an agreement between the Fund and the FCM, including the FCM’s obligation to return margin posted in connection with the Fund’s futures contracts.

Credit Risk—Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance. Recent legislation requires the development of a new regulatory framework for the derivatives market. The impact of the new regulations is still unknown, but has the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Fund’s ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Fund as well as the Fund’s ability to pursue its investment objective through the use of such instruments. The Fund may engage in over-the-counter (“OTC”) derivative transactions; in general, there is less governmental regulation and supervision of transactions in the OTC markets than of transactions entered into on organized exchanges.

Frequent Trading Risk—Gresham regularly purchases and subsequently sells, i.e. “rolls,” individual commodity futures contracts throughout the year so as to maintain a fully invested position. As the commodity contracts near their expiration dates, Gresham rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Subsidiary pays when it buys and sells contracts, which may detract from the Fund’s performance.

Income Risk—Income from the Fund’s fixed income investments could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate risk is the risk that the value of the Fund’s fixed income investments will decline because of rising interest rates.

Non-U.S. Investment Risk—The Fund may invest in commodity futures contracts traded on non-U.S. exchanges or enter into over-the-counter derivative contracts with non-U.S. counterparties. Transactions on non-U.S. exchanges or with non-U.S. counterparties present risk because they may not be subject to the same degree of regulation as their U.S. counterparts.

Regulatory Risk—The CFTC has adopted amendments to its rules which subject the Fund and the Subsidiary, as well as the Adviser, to regulation by the CFTC. The CFTC has also proposed amendments to its rules, which, upon their compliance dates, will subject the Fund and the Adviser to additional disclosure, reporting and recordkeeping rules, compliance with which is likely to increase Fund expenses. In addition, Gresham’s investment decisions may need to be modified, and commodity contract positions held by the Fund and/or the Subsidiary may have to be liquidated at disadvantageous times or prices, to avoid exceeding position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is a rapidly changing area of law and is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Subsidiary Risk—By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments in commodity-linked derivative instruments. The commodity-linked derivative instruments held by the Subsidiary are the same as those permitted to be held by the Fund and are subject to the same risks that apply if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended, and, unless otherwise noted in this prospectus, is not subject to regulation thereunder. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could adversely affect the Fund.

Tax Risk—The Fund’s ability to make direct and indirect investments in commodity-linked derivative instruments is limited by the Fund’s intention to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. The Fund’s investment in its Subsidiary is intended to allow the Fund to obtain exposure to commodities while permitting it to satisfy the requirements applicable to regulated investment companies under current law. However, if the Fund were to fail to qualify as a regulated investment company in any taxable year, and were ineligible to or otherwise did not cure such failure, the Fund would be subject to corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders, and all distributions to shareholders from earnings and profits would be taxable to shareholders as dividend income. Income and capital gains earned by the Subsidiary and distributed to the Fund and in turn its shareholders will generally be taxable to shareholders as ordinary income, even if such income and gains would otherwise have qualified for tax-advantaged capital gain treatment. Also, net losses generated by the Subsidiary may not be netted against income or gains earned within the Fund and may not be carried forward for use in future years to offset gains within the Fund or the Subsidiary, which may cause the Fund during a multi-year period to pay taxable distributions when it had experienced no total return or even negative total return over such period. Changes in tax laws could have a material adverse impact on the Fund or the Subsidiary.
Fund Performance
Fund performance is not included in this prospectus because the Fund has not been in existence for a full calendar year.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Nuveen Investment Trust V
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Nuveen Gresham Diversified Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Gresham Diversified Commodity Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek attractive total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 26 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 27 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-50 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period July 30, 2012 through September 30, 2012, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond January 31, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests primarily in a diversified portfolio of commodity futures contracts and fixed income investments. The Fund’s investment strategy has two elements:
  A portfolio of exchange-traded commodity futures contracts providing long-only exposure to all principal groups in the global commodity markets which is actively managed by Gresham Investment Management LLC’s Near Term Active division (“Gresham”), a sub-adviser to the Fund, pursuant to its proprietary Tangible Asset Program® (referred to herein as “TAP®”); and
  A portfolio of cash equivalents, U.S. government securities and other high-quality short-term debt securities which is actively managed by Nuveen Asset Management, LLC (“Nuveen Asset Management”), the Fund’s other sub-adviser.
Commodity Investments. The Fund invests in a diversified portfolio of exchange-traded commodity futures contracts with an aggregate notional value substantially equal to the Fund’s net assets. The Fund invests in futures contracts in the six principal commodity groups in the global commodities markets: energy; industrial metals; agriculture; precious metals; foods and fibers; and livestock. The Fund may also invest in commodity-linked forward contracts, notes, swap agreements and other derivative instruments that provide investment exposure to commodities.

Although the Fund may make investments in commodity-linked derivative instruments directly, the Fund expects to primarily gain exposure to these investments by investing in the Gresham Diversified Commodity Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (referred to herein as the “Subsidiary”). The Subsidiary is advised by Nuveen Fund Advisors, LLC, the Fund’s investment adviser (the “Adviser”), and is sub-advised by Gresham. The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in commodity-linked derivative instruments. The Subsidiary has the same investment objective as the Fund, but unlike the Fund, it may invest without limitation in commodity-linked derivative instruments. The Subsidiary is otherwise subject to the same fundamental and non-fundamental investment restrictions as the Fund. Except as otherwise noted, for purposes of this prospectus, references to the Fund’s investments may also be deemed to include the Fund’s indirect investments through its Subsidiary.

The Fund intends to invest up to 25% of its net assets in the Subsidiary, which in turn invests in a diversified portfolio of exchange-traded commodity futures contracts. Because commodity futures contracts provide notional exposure that greatly exceeds the margin requirements for such positions, the Subsidiary will be able to use this small portion of the Fund’s net assets to gain exposure to commodity futures contracts with an aggregate notional value substantially equal to 100% of the Fund’s net assets.

Gresham actively manages the Subsidiary’s portfolio of commodity futures contracts pursuant to TAP®, a fully collateralized, long-only rules-based commodity investment strategy. Gresham currently bases its target weights on three inputs: (i) systematic calculations of the values of global commodity production; (ii) total U.S. dollar trading volume on commodity futures and forwards exchanges; and (iii) global import/export trade values. Gresham determines the TAP® rules governing the specific commodities in which the Subsidiary invests, and the relative target weighting of those commodities, annually. The target weights are expected to remain unchanged until the next annual determination. The Subsidiary’s portfolio concentration in any single commodity, commodity group and commodity complex is limited in an attempt to moderate volatility. Under normal market conditions, Gresham avoids exercising discretion with respect to target weights between annual determinations. However, the actual portfolio weights may vary during the year and may in certain circumstances be rebalanced subject to TAP®’s rule-based procedures. Generally, Gresham intends to invest in short-term commodity futures contracts with terms of one to three months but may invest in contracts with terms of up to twelve months. Gresham intends to replace expiring commodity futures contracts with contracts expiring at a future date (i.e., “roll” contracts) in order to avoid the Subsidiary taking physical delivery of a commodity.

		Fixed Income Investments. Assets not invested by the Fund in the Subsidiary or directly in commodity-linked derivative instruments are invested by Nuveen Asset Management in cash equivalents, U.S. government securities and other high-quality short-term debt securities with final terms not exceeding one year at the time of investment. The Fund’s fixed income investments consist primarily of direct and guaranteed obligations of the U.S. government and senior obligations of U.S. government agencies as well as money market securities. The Fund’s investments in cash equivalents and short-term debt securities (other than U.S. government securities) will be rated at all times at the applicable highest short-term or long-term debt or deposit rating or money market fund rating as determined by at least one nationally recognized statistical rating organization or, if unrated, judged by Nuveen Asset Management to be of comparable quality.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of your investment in this Fund will change daily, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

Clearing Broker Risk—The failure or bankruptcy of the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current Commodity Futures Trading Commission (“CFTC”) regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, in the case of futures and options on futures, the clearing broker’s customers, such as the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers. In the case of cleared swaps, customers of a clearing broker in bankruptcy are entitled to recover assets specifically attributable to them pursuant to new CFTC regulations, but may nevertheless risk loss of some or all of their assets due to accounting or operational issues or due to legal risk in connection with the application of bankruptcy law to cleared swaps.

Commodity Risk—Investments in commodity-linked derivative instruments have a high degree of price variability and are subject to rapid and substantial price changes. Because the Fund has a significant portion of its assets concentrated in commodity-linked derivative instruments, developments affecting commodities will have a disproportionate impact on the Fund. The Fund’s investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. Although the Fund’s commodity exposure as a whole will not be leveraged (i.e., the Fund’s commodity investments will have an aggregate notional value substantially equal to its net assets), individual commodity-linked derivative instruments may employ leverage. Such leverage creates the possibility for losses greater than the amount invested and the likelihood of greater volatility of the Fund’s net asset value, and there can be no assurance that the Fund’s use of leverage will be successful.

Counterparty Risk—Certain commodity-linked derivative instruments, repurchase agreements, swap agreements and other forms of financial instruments that involve counterparties subject the Fund to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty’s bankruptcy or failure to perform its obligations. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets or no recovery at all. The Fund’s investments in the futures markets also introduce the risk that its futures commission merchant (“FCM”) would default on an obligation set forth in an agreement between the Fund and the FCM, including the FCM’s obligation to return margin posted in connection with the Fund’s futures contracts.

Credit Risk—Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance. Recent legislation requires the development of a new regulatory framework for the derivatives market. The impact of the new regulations is still unknown, but has the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Fund’s ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Fund as well as the Fund’s ability to pursue its investment objective through the use of such instruments. The Fund may engage in over-the-counter (“OTC”) derivative transactions; in general, there is less governmental regulation and supervision of transactions in the OTC markets than of transactions entered into on organized exchanges.

Frequent Trading Risk—Gresham regularly purchases and subsequently sells, i.e. “rolls,” individual commodity futures contracts throughout the year so as to maintain a fully invested position. As the commodity contracts near their expiration dates, Gresham rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Subsidiary pays when it buys and sells contracts, which may detract from the Fund’s performance.

Income Risk—Income from the Fund’s fixed income investments could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate risk is the risk that the value of the Fund’s fixed income investments will decline because of rising interest rates.

Non-U.S. Investment Risk—The Fund may invest in commodity futures contracts traded on non-U.S. exchanges or enter into over-the-counter derivative contracts with non-U.S. counterparties. Transactions on non-U.S. exchanges or with non-U.S. counterparties present risk because they may not be subject to the same degree of regulation as their U.S. counterparts.

Regulatory Risk—The CFTC has adopted amendments to its rules which subject the Fund and the Subsidiary, as well as the Adviser, to regulation by the CFTC. The CFTC has also proposed amendments to its rules, which, upon their compliance dates, will subject the Fund and the Adviser to additional disclosure, reporting and recordkeeping rules, compliance with which is likely to increase Fund expenses. In addition, Gresham’s investment decisions may need to be modified, and commodity contract positions held by the Fund and/or the Subsidiary may have to be liquidated at disadvantageous times or prices, to avoid exceeding position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is a rapidly changing area of law and is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Subsidiary Risk—By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments in commodity-linked derivative instruments. The commodity-linked derivative instruments held by the Subsidiary are the same as those permitted to be held by the Fund and are subject to the same risks that apply if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended, and, unless otherwise noted in this prospectus, is not subject to regulation thereunder. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could adversely affect the Fund.

		Tax Risk—The Fund’s ability to make direct and indirect investments in commodity-linked derivative instruments is limited by the Fund’s intention to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. The Fund’s investment in its Subsidiary is intended to allow the Fund to obtain exposure to commodities while permitting it to satisfy the requirements applicable to regulated investment companies under current law. However, if the Fund were to fail to qualify as a regulated investment company in any taxable year, and were ineligible to or otherwise did not cure such failure, the Fund would be subject to corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders, and all distributions to shareholders from earnings and profits would be taxable to shareholders as dividend income. Income and capital gains earned by the Subsidiary and distributed to the Fund and in turn its shareholders will generally be taxable to shareholders as ordinary income, even if such income and gains would otherwise have qualified for tax-advantaged capital gain treatment. Also, net losses generated by the Subsidiary may not be netted against income or gains earned within the Fund and may not be carried forward for use in future years to offset gains within the Fund or the Subsidiary, which may cause the Fund during a multi-year period to pay taxable distributions when it had experienced no total return or even negative total return over such period. Changes in tax laws could have a material adverse impact on the Fund or the Subsidiary.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this Fund will change daily, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Fund performance is not included in this prospectus because the Fund has not been in existence for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Fund performance is not included in this prospectus because the Fund has not been in existence for a full calendar year.
Nuveen Gresham Diversified Commodity Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.97%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	1.01%
Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.88%
Total Other Expenses:	rr_OtherExpensesOverAssets	1.89%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.11%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.79%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.32%
1 Year	rr_ExpenseExampleYear01	702
3 Years	rr_ExpenseExampleYear03	1,151
5 Years	rr_ExpenseExampleYear05	1,805
10 Years	rr_ExpenseExampleYear10	3,552
1 Year	rr_ExpenseExampleNoRedemptionYear01	702
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,151
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,805
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,552
Nuveen Gresham Diversified Commodity Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.97%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	1.01%
Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.88%
Total Other Expenses:	rr_OtherExpensesOverAssets	1.89%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.86%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.79%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.07%
1 Year	rr_ExpenseExampleYear01	210
3 Years	rr_ExpenseExampleYear03	838
5 Years	rr_ExpenseExampleYear05	1,674
10 Years	rr_ExpenseExampleYear10	3,851
1 Year	rr_ExpenseExampleNoRedemptionYear01	210
3 Years	rr_ExpenseExampleNoRedemptionYear03	838
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,674
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,851
Nuveen Gresham Diversified Commodity Strategy Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.97%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	1.01%
Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.88%
Total Other Expenses:	rr_OtherExpensesOverAssets	1.89%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.86%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.79%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.07%
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	535
5 Years	rr_ExpenseExampleYear05	1,179
10 Years	rr_ExpenseExampleYear10	2,916
1 Year	rr_ExpenseExampleNoRedemptionYear01	109
3 Years	rr_ExpenseExampleNoRedemptionYear03	535
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,179
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,916

[1]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[3]	Other Expenses are based on estimated amounts for the current fiscal year.
[4]	The Fund���s investment adviser has agreed to waive fees and/or reimburse expenses through January 31, 2015 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.10% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to its expiration only with the approval of the Board of Trustees of the Fund.

Nuveen Gresham Long/Short Commodity Strategy Fund
Nuveen Gresham Long/Short Commodity Strategy Fund
Investment Objective
The investment objective of the Fund is to seek attractive total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 26 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 27 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-50 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen Gresham Long/Short Commodity Strategy Fund (USD $)		Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
Exchange Fee		none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	15
[1]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen Gresham Long/Short Commodity Strategy Fund		Class A	Class C	Class I
Management Fees		1.17%	1.17%	1.17%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Total Other Expenses:	[1]	1.86%	1.86%	1.86%
Other Expenses of the Fund		0.88%	0.88%	0.88%
Expenses of the Subsidiary		0.98%	0.98%	0.98%
Total Annual Fund Operating Expenses		3.28%	4.03%	3.03%
Fee Waivers and/or Expense Reimbursements	[2]	(1.56%)	(1.56%)	(1.56%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.72%	2.47%	1.47%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The Fund���s investment adviser has agreed to waive fees and/or reimburse expenses through January 31, 2015 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.50% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to its expiration only with the approval of the Board of Trustees of the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond January 31, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Redemption
Expense Example Nuveen Gresham Long/Short Commodity Strategy Fund (USD $)	Class A	Class C	Class I
1 Year	740	250	150
3 Years	1,243	932	632
5 Years	1,925	1,796	1,308
10 Years	3,736	4,030	3,116

No Redemption
Expense Example, No Redemption Nuveen Gresham Long/Short Commodity Strategy Fund (USD $)	Class A	Class C	Class I
1 Year	740	250	150
3 Years	1,243	932	632
5 Years	1,925	1,796	1,308
10 Years	3,736	4,030	3,116

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period July 30, 2012 through September 30, 2012, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund primarily invests in a diversified portfolio of commodity futures contracts and fixed income investments. The Fund’s investment strategy has two elements:
  A portfolio of long and/or short exchange-traded commodity futures contracts providing long and/or short exposure to all principal groups in the global commodity markets which is actively managed by Gresham Investment Management LLC’s Near Term Active division (“Gresham”), a sub-adviser to the Fund, pursuant to its proprietary Long/Short Strategy; and
  A portfolio of cash equivalents, U.S. government securities and other high-quality short-term debt securities which is actively managed by Nuveen Asset Management, LLC (“Nuveen Asset Management”), the Fund’s other sub-adviser.
Commodity Investments. The Fund invests in a diversified portfolio of exchange-traded commodity futures contracts with an aggregate notional value substantially equal to the Fund’s net assets. The Fund invests in futures contracts in the six principal commodity groups in the global commodities markets: energy; industrial metals; agriculture; precious metals; foods and fibers; and livestock. The Fund may also invest in commodity-linked forward contracts, notes, swap agreements and other derivative instruments that provide investment exposure to commodities.

Although the Fund may make investments in commodity-linked derivative instruments directly, the Fund expects to primarily gain exposure to these investments by investing in the Gresham Long/Short Commodity Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (referred to herein as the “Subsidiary”). The Subsidiary is advised by Nuveen Fund Advisors, LLC, the Fund’s investment adviser (the “Adviser”), and is sub-advised by Gresham. The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in commodity-linked derivative instruments. The Subsidiary has the same investment objective as the Fund, but unlike the Fund, it may invest without limitation in commodity-linked derivative instruments. The Subsidiary is otherwise subject to the same fundamental and non-fundamental investment restrictions as the Fund. Except as otherwise noted, for purposes of this prospectus, references to the Fund’s investments may also be deemed to include the Fund’s indirect investments through its Subsidiary.

The Fund intends to invest up to 25% of its net assets in the Subsidiary, which in turn invests in a diversified portfolio of exchange-traded commodity futures contracts. Because commodity futures contracts provide notional exposure that greatly exceeds the margin requirements for such positions, the Subsidiary will be able to use this small portion of the Fund’s net assets to gain exposure to commodity futures contracts with an aggregate notional value substantially equal to 100% of the Fund’s net assets.

Gresham actively manages the Subsidiary’s portfolio of commodity futures contracts pursuant to its Long/Short Strategy, a fully collateralized, long/short rules-based commodity investment strategy. Gresham currently bases its target weights on three inputs: (i) systematic calculations of the values of global commodity production; (ii) total U.S. dollar trading volume on commodity futures and forwards exchanges; and (iii) global import/export trade values. Gresham determines the rules governing the specific commodities in which the Subsidiary invests, and the relative target weighting of those commodities, annually. The target weights are expected to remain unchanged until the next annual determination. The Subsidiary’s portfolio concentration in any single commodity, commodity group and commodity complex is limited in an attempt to moderate volatility. Under normal market conditions, Gresham avoids exercising discretion with respect to target weights between annual determinations. However, the actual portfolio weights may vary during the year and may in certain circumstances be rebalanced subject to the Long/Short Strategy’s rule-based procedures. Generally, Gresham intends to invest in short-term commodity futures contracts with terms of one to three months but may invest in contracts with terms of up to twelve months. Gresham intends to replace expiring commodity futures contracts with contracts expiring at a future date (i.e., “roll” contracts) in order to avoid the Subsidiary taking or being required to make physical delivery of a commodity.

Gresham employs a momentum-based rule to determine whether the Subsidiary’s commodity futures contracts within each group are held long, short or, in the case of petroleum-based contracts, “flat.” Gresham’s momentum-based rule compares the current price of an individual commodity contract, as adjusted for the return generated by rolling an expiring contract into a contract expiring at a future date, against the contract’s moving average price to determine whether to take a long or short position in that contract. Gresham does not intend to short petroleum-based contracts because the prices of such contracts are generally more sensitive to geopolitical events than to supply-demand imbalances. Therefore, if Gresham’s momentum-based rule signals for a short position in a petroleum-based contract, Gresham will instead move that position to cash (i.e., “flat”). The relative balance of the Subsidiary’s long, short and/or flat exposure may vary significantly over time, and at certain times, the Subsidiary’s aggregate exposure may be all long or various combinations of long, short and/or flat. Gresham intends to manage its overall strategy so that the notional amount of the Subsidiary’s combined long, short and flat commodity contracts is not expected to exceed 100% of the Fund’s net assets.

Fixed Income Investments. Assets not invested by the Fund in the Subsidiary or directly in commodity-linked derivative instruments are invested by Nuveen Asset Management in cash equivalents, U.S. government securities and other high-quality short-term debt securities with final terms not exceeding one year at the time of investment. The Fund’s fixed income investments consist primarily of direct and guaranteed obligations of the U.S. government and senior obligations of U.S. government agencies as well as money market securities. The Fund’s investments in cash equivalents and short-term debt securities (other than U.S. government securities) will be rated at all times at the applicable highest short-term or long-term debt or deposit rating or money market fund rating as determined by at least one nationally recognized statistical rating organization or, if unrated, be judged by Nuveen Asset Management to be of comparable quality.
Principal Risks
The value of your investment in this Fund will change daily, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

Clearing Broker Risk—The failure or bankruptcy of the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current Commodity Futures Trading Commission (“CFTC”) regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, in the case of futures and options on futures, the clearing broker’s customers, such as the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers. In the case of cleared swaps, customers of a clearing broker in bankruptcy are entitled to recover assets specifically attributable to them pursuant to new CFTC regulations, but may nevertheless risk loss of some or all of their assets due to accounting or operational issues or due to legal risk in connection with the application of bankruptcy law to cleared swaps.

Commodity Risk—Investments in commodity-linked derivative instruments have a high degree of price variability and are subject to rapid and substantial price changes. Because the Fund has a significant portion of its assets concentrated in commodity-linked derivative instruments, developments affecting commodities will have a disproportionate impact on the Fund. The Fund’s investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. Although the Fund’s commodity exposure as a whole will not be leveraged (i.e., the Fund’s commodity investments will have an aggregate notional value substantially equal to its net assets), individual commodity-linked derivative instruments may employ leverage. Such leverage creates the possibility for losses greater than the amount invested and the likelihood of greater volatility of the Fund’s net asset value, and there can be no assurance that the Fund’s use of leverage will be successful.

Counterparty Risk—Certain commodity-linked derivative instruments, repurchase agreements, swap agreements and other forms of financial instruments that involve counterparties subject the Fund to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty’s bankruptcy or failure to perform its obligations. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets or no recovery at all. The Fund’s investments in the futures markets also introduce the risk that its futures commission merchant (“FCM”) would default on an obligation set forth in an agreement between the Fund and the FCM, including the FCM’s obligation to return margin posted in connection with the Fund’s futures contracts.

Credit Risk—Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance. Recent legislation requires the development of a new regulatory framework for the derivatives market. The impact of the new regulations is still unknown, but has the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Fund’s ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Fund as well as the Fund’s ability to pursue its investment objective through the use of such instruments. The Fund may engage in over-the-counter (“OTC”) derivative transactions; in general, there is less governmental regulation and supervision of transactions in the OTC markets than of transactions entered into on organized exchanges.

Frequent Trading Risk—Gresham regularly purchases and subsequently sells, i.e. “rolls,” individual commodity futures contracts throughout the year so as to maintain a fully invested position. As the commodity contracts near their expiration dates, Gresham rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Subsidiary pays when it buys and sells contracts, which may detract from the Fund’s performance.

Income Risk—Income from the Fund’s fixed income investments could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate risk is the risk that the value of the Fund’s fixed income investments will decline because of rising interest rates.

Non-U.S. Investment Risk—The Fund may invest in commodity futures contracts traded on non-U.S. exchanges or enter into over-the-counter derivative contracts with non-U.S. counterparties. Transactions on non-U.S. exchanges or with non-U.S. counterparties present risk because they may not be subject to the same degree of regulation as their U.S. counterparts.

Regulatory Risk—The CFTC has adopted amendments to its rules which subject the Fund and the Subsidiary, as well as the Adviser, to regulation by the CFTC. The CFTC has also proposed amendments to its rules, which, upon their compliance dates, will subject the Fund and the Adviser to additional disclosure, reporting and recordkeeping rules, compliance with which is likely to increase Fund expenses. In addition, Gresham’s investment decisions may need to be modified, and commodity contract positions held by the Fund and/or the Subsidiary may have to be liquidated at disadvantageous times or prices, to avoid exceeding position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is a rapidly changing area of law and is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Short Sales Risk—The Fund may sell futures contracts short. A short futures position allows the seller to profit from a decline in the price of the underlying commodity to the extent such decline exceeds the transaction costs of the short position. Conversely, if the price of the underlying futures contract rises because of an increase in the price of the underlying commodity, the Fund will realize a loss on the transaction. The Fund bears the risk of unlimited loss on contracts it sells short, as the price at which the Fund would need to cover a short position could theoretically increase without limit. Short selling is considered “leverage” and may magnify gains or losses for the Fund.

Subsidiary Risk—By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments in commodity-linked derivative instruments. The commodity-linked derivative instruments held by the Subsidiary are the same as those permitted to be held by the Fund and are subject to the same risks that apply if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended, and, unless otherwise noted in this prospectus, is not subject to regulation thereunder. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could adversely affect the Fund.

Tax Risk—The Fund’s ability to make direct and indirect investments in commodity-linked derivative instruments is limited by the Fund’s intention to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. The Fund’s investment in its Subsidiary is intended to allow the Fund to obtain exposure to commodities while permitting it to satisfy the requirements applicable to regulated investment companies under current law. However, if the Fund were to fail to qualify as a regulated investment company in any taxable year, and were ineligible to or otherwise did not cure such failure, the Fund would be subject to corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders, and all distributions to shareholders from earnings and profits would be taxable to shareholders as dividend income. Income and capital gains earned by the Subsidiary and distributed to the Fund and in turn its shareholders will generally be taxable to shareholders as ordinary income, even if such income and gains would otherwise have qualified for tax-advantaged capital gain treatment. Also, net losses generated by the Subsidiary may not be netted against income or gains earned within the Fund and may not be carried forward for use in future years to offset gains within the Fund or the Subsidiary, which may cause the Fund during a multi-year period to pay taxable distributions when it had experienced no total return or even negative total return over such period. Changes in tax laws could have a material adverse impact on the Fund or the Subsidiary.
Fund Performance
Fund performance is not included in this prospectus because the Fund has not been in existence for a full calendar year.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Nuveen Investment Trust V
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Nuveen Gresham Long/Short Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Gresham Long/Short Commodity Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek attractive total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 26 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 27 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-50 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period July 30, 2012 through September 30, 2012, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond January 31, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund primarily invests in a diversified portfolio of commodity futures contracts and fixed income investments. The Fund’s investment strategy has two elements:
  A portfolio of long and/or short exchange-traded commodity futures contracts providing long and/or short exposure to all principal groups in the global commodity markets which is actively managed by Gresham Investment Management LLC’s Near Term Active division (“Gresham”), a sub-adviser to the Fund, pursuant to its proprietary Long/Short Strategy; and
  A portfolio of cash equivalents, U.S. government securities and other high-quality short-term debt securities which is actively managed by Nuveen Asset Management, LLC (“Nuveen Asset Management”), the Fund’s other sub-adviser.
Commodity Investments. The Fund invests in a diversified portfolio of exchange-traded commodity futures contracts with an aggregate notional value substantially equal to the Fund’s net assets. The Fund invests in futures contracts in the six principal commodity groups in the global commodities markets: energy; industrial metals; agriculture; precious metals; foods and fibers; and livestock. The Fund may also invest in commodity-linked forward contracts, notes, swap agreements and other derivative instruments that provide investment exposure to commodities.

Although the Fund may make investments in commodity-linked derivative instruments directly, the Fund expects to primarily gain exposure to these investments by investing in the Gresham Long/Short Commodity Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (referred to herein as the “Subsidiary”). The Subsidiary is advised by Nuveen Fund Advisors, LLC, the Fund’s investment adviser (the “Adviser”), and is sub-advised by Gresham. The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in commodity-linked derivative instruments. The Subsidiary has the same investment objective as the Fund, but unlike the Fund, it may invest without limitation in commodity-linked derivative instruments. The Subsidiary is otherwise subject to the same fundamental and non-fundamental investment restrictions as the Fund. Except as otherwise noted, for purposes of this prospectus, references to the Fund’s investments may also be deemed to include the Fund’s indirect investments through its Subsidiary.

The Fund intends to invest up to 25% of its net assets in the Subsidiary, which in turn invests in a diversified portfolio of exchange-traded commodity futures contracts. Because commodity futures contracts provide notional exposure that greatly exceeds the margin requirements for such positions, the Subsidiary will be able to use this small portion of the Fund’s net assets to gain exposure to commodity futures contracts with an aggregate notional value substantially equal to 100% of the Fund’s net assets.

Gresham actively manages the Subsidiary’s portfolio of commodity futures contracts pursuant to its Long/Short Strategy, a fully collateralized, long/short rules-based commodity investment strategy. Gresham currently bases its target weights on three inputs: (i) systematic calculations of the values of global commodity production; (ii) total U.S. dollar trading volume on commodity futures and forwards exchanges; and (iii) global import/export trade values. Gresham determines the rules governing the specific commodities in which the Subsidiary invests, and the relative target weighting of those commodities, annually. The target weights are expected to remain unchanged until the next annual determination. The Subsidiary’s portfolio concentration in any single commodity, commodity group and commodity complex is limited in an attempt to moderate volatility. Under normal market conditions, Gresham avoids exercising discretion with respect to target weights between annual determinations. However, the actual portfolio weights may vary during the year and may in certain circumstances be rebalanced subject to the Long/Short Strategy’s rule-based procedures. Generally, Gresham intends to invest in short-term commodity futures contracts with terms of one to three months but may invest in contracts with terms of up to twelve months. Gresham intends to replace expiring commodity futures contracts with contracts expiring at a future date (i.e., “roll” contracts) in order to avoid the Subsidiary taking or being required to make physical delivery of a commodity.

Gresham employs a momentum-based rule to determine whether the Subsidiary’s commodity futures contracts within each group are held long, short or, in the case of petroleum-based contracts, “flat.” Gresham’s momentum-based rule compares the current price of an individual commodity contract, as adjusted for the return generated by rolling an expiring contract into a contract expiring at a future date, against the contract’s moving average price to determine whether to take a long or short position in that contract. Gresham does not intend to short petroleum-based contracts because the prices of such contracts are generally more sensitive to geopolitical events than to supply-demand imbalances. Therefore, if Gresham’s momentum-based rule signals for a short position in a petroleum-based contract, Gresham will instead move that position to cash (i.e., “flat”). The relative balance of the Subsidiary’s long, short and/or flat exposure may vary significantly over time, and at certain times, the Subsidiary’s aggregate exposure may be all long or various combinations of long, short and/or flat. Gresham intends to manage its overall strategy so that the notional amount of the Subsidiary’s combined long, short and flat commodity contracts is not expected to exceed 100% of the Fund’s net assets.

		Fixed Income Investments. Assets not invested by the Fund in the Subsidiary or directly in commodity-linked derivative instruments are invested by Nuveen Asset Management in cash equivalents, U.S. government securities and other high-quality short-term debt securities with final terms not exceeding one year at the time of investment. The Fund’s fixed income investments consist primarily of direct and guaranteed obligations of the U.S. government and senior obligations of U.S. government agencies as well as money market securities. The Fund’s investments in cash equivalents and short-term debt securities (other than U.S. government securities) will be rated at all times at the applicable highest short-term or long-term debt or deposit rating or money market fund rating as determined by at least one nationally recognized statistical rating organization or, if unrated, be judged by Nuveen Asset Management to be of comparable quality.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of your investment in this Fund will change daily, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

Clearing Broker Risk—The failure or bankruptcy of the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current Commodity Futures Trading Commission (“CFTC”) regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, in the case of futures and options on futures, the clearing broker’s customers, such as the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers. In the case of cleared swaps, customers of a clearing broker in bankruptcy are entitled to recover assets specifically attributable to them pursuant to new CFTC regulations, but may nevertheless risk loss of some or all of their assets due to accounting or operational issues or due to legal risk in connection with the application of bankruptcy law to cleared swaps.

Commodity Risk—Investments in commodity-linked derivative instruments have a high degree of price variability and are subject to rapid and substantial price changes. Because the Fund has a significant portion of its assets concentrated in commodity-linked derivative instruments, developments affecting commodities will have a disproportionate impact on the Fund. The Fund’s investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. Although the Fund’s commodity exposure as a whole will not be leveraged (i.e., the Fund’s commodity investments will have an aggregate notional value substantially equal to its net assets), individual commodity-linked derivative instruments may employ leverage. Such leverage creates the possibility for losses greater than the amount invested and the likelihood of greater volatility of the Fund’s net asset value, and there can be no assurance that the Fund’s use of leverage will be successful.

Counterparty Risk—Certain commodity-linked derivative instruments, repurchase agreements, swap agreements and other forms of financial instruments that involve counterparties subject the Fund to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty’s bankruptcy or failure to perform its obligations. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets or no recovery at all. The Fund’s investments in the futures markets also introduce the risk that its futures commission merchant (“FCM”) would default on an obligation set forth in an agreement between the Fund and the FCM, including the FCM’s obligation to return margin posted in connection with the Fund’s futures contracts.

Credit Risk—Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance. Recent legislation requires the development of a new regulatory framework for the derivatives market. The impact of the new regulations is still unknown, but has the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Fund’s ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Fund as well as the Fund’s ability to pursue its investment objective through the use of such instruments. The Fund may engage in over-the-counter (“OTC”) derivative transactions; in general, there is less governmental regulation and supervision of transactions in the OTC markets than of transactions entered into on organized exchanges.

Frequent Trading Risk—Gresham regularly purchases and subsequently sells, i.e. “rolls,” individual commodity futures contracts throughout the year so as to maintain a fully invested position. As the commodity contracts near their expiration dates, Gresham rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Subsidiary pays when it buys and sells contracts, which may detract from the Fund’s performance.

Income Risk—Income from the Fund’s fixed income investments could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate risk is the risk that the value of the Fund’s fixed income investments will decline because of rising interest rates.

Non-U.S. Investment Risk—The Fund may invest in commodity futures contracts traded on non-U.S. exchanges or enter into over-the-counter derivative contracts with non-U.S. counterparties. Transactions on non-U.S. exchanges or with non-U.S. counterparties present risk because they may not be subject to the same degree of regulation as their U.S. counterparts.

Regulatory Risk—The CFTC has adopted amendments to its rules which subject the Fund and the Subsidiary, as well as the Adviser, to regulation by the CFTC. The CFTC has also proposed amendments to its rules, which, upon their compliance dates, will subject the Fund and the Adviser to additional disclosure, reporting and recordkeeping rules, compliance with which is likely to increase Fund expenses. In addition, Gresham’s investment decisions may need to be modified, and commodity contract positions held by the Fund and/or the Subsidiary may have to be liquidated at disadvantageous times or prices, to avoid exceeding position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is a rapidly changing area of law and is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Short Sales Risk—The Fund may sell futures contracts short. A short futures position allows the seller to profit from a decline in the price of the underlying commodity to the extent such decline exceeds the transaction costs of the short position. Conversely, if the price of the underlying futures contract rises because of an increase in the price of the underlying commodity, the Fund will realize a loss on the transaction. The Fund bears the risk of unlimited loss on contracts it sells short, as the price at which the Fund would need to cover a short position could theoretically increase without limit. Short selling is considered “leverage” and may magnify gains or losses for the Fund.

Subsidiary Risk—By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments in commodity-linked derivative instruments. The commodity-linked derivative instruments held by the Subsidiary are the same as those permitted to be held by the Fund and are subject to the same risks that apply if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended, and, unless otherwise noted in this prospectus, is not subject to regulation thereunder. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could adversely affect the Fund.

		Tax Risk—The Fund’s ability to make direct and indirect investments in commodity-linked derivative instruments is limited by the Fund’s intention to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. The Fund’s investment in its Subsidiary is intended to allow the Fund to obtain exposure to commodities while permitting it to satisfy the requirements applicable to regulated investment companies under current law. However, if the Fund were to fail to qualify as a regulated investment company in any taxable year, and were ineligible to or otherwise did not cure such failure, the Fund would be subject to corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders, and all distributions to shareholders from earnings and profits would be taxable to shareholders as dividend income. Income and capital gains earned by the Subsidiary and distributed to the Fund and in turn its shareholders will generally be taxable to shareholders as ordinary income, even if such income and gains would otherwise have qualified for tax-advantaged capital gain treatment. Also, net losses generated by the Subsidiary may not be netted against income or gains earned within the Fund and may not be carried forward for use in future years to offset gains within the Fund or the Subsidiary, which may cause the Fund during a multi-year period to pay taxable distributions when it had experienced no total return or even negative total return over such period. Changes in tax laws could have a material adverse impact on the Fund or the Subsidiary.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this Fund will change daily, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Fund performance is not included in this prospectus because the Fund has not been in existence for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Fund performance is not included in this prospectus because the Fund has not been in existence for a full calendar year.
Nuveen Gresham Long/Short Commodity Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	1.17%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.88%
Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.98%
Total Other Expenses:	rr_OtherExpensesOverAssets	1.86%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.28%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.56%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.72%
1 Year	rr_ExpenseExampleYear01	740
3 Years	rr_ExpenseExampleYear03	1,243
5 Years	rr_ExpenseExampleYear05	1,925
10 Years	rr_ExpenseExampleYear10	3,736
1 Year	rr_ExpenseExampleNoRedemptionYear01	740
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,243
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,925
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,736
Nuveen Gresham Long/Short Commodity Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	1.17%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.88%
Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.98%
Total Other Expenses:	rr_OtherExpensesOverAssets	1.86%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.03%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.56%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.47%
1 Year	rr_ExpenseExampleYear01	250
3 Years	rr_ExpenseExampleYear03	932
5 Years	rr_ExpenseExampleYear05	1,796
10 Years	rr_ExpenseExampleYear10	4,030
1 Year	rr_ExpenseExampleNoRedemptionYear01	250
3 Years	rr_ExpenseExampleNoRedemptionYear03	932
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,796
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,030
Nuveen Gresham Long/Short Commodity Strategy Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	1.17%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.88%
Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.98%
Total Other Expenses:	rr_OtherExpensesOverAssets	1.86%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.03%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.56%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.47%
1 Year	rr_ExpenseExampleYear01	150
3 Years	rr_ExpenseExampleYear03	632
5 Years	rr_ExpenseExampleYear05	1,308
10 Years	rr_ExpenseExampleYear10	3,116
1 Year	rr_ExpenseExampleNoRedemptionYear01	150
3 Years	rr_ExpenseExampleNoRedemptionYear03	632
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,308
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,116

[1]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[3]	Other Expenses are based on estimated amounts for the current fiscal year.
[4]	The Fund���s investment adviser has agreed to waive fees and/or reimburse expenses through January 31, 2015 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.50% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to its expiration only with the approval of the Board of Trustees of the Fund.

Nuveen NWQ Flexible Income Fund
Nuveen NWQ Flexible Income Fund
Investment Objective
The Fund seeks to provide current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 19 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 21 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-56 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen NWQ Flexible Income Fund (USD $)		Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
Exchange Fee		none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	15
[1]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen NWQ Flexible Income Fund		Class A	Class C	Class I
Management Fees		0.72%	0.72%	0.72%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	3.54%	3.54%	2.86%
Total Annual Fund Operating Expenses		4.51%	5.26%	3.58%
Fee Waivers and/or Expense Reimbursements	[2]	(3.54%)	(3.54%)	(2.86%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		0.97%	1.72%	0.72%
[1]	Other Expenses have been restated to reflect current contractual fees.
[2]	The Fund���s investment adviser has agreed to waive fees and/or reimburse expenses through January 31, 2014 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.75% (1.25% after January 31, 2014) of the average daily net assets of any class of Fund shares. The expense limitation expiring January 31, 2014 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Redemption
Expense Example Nuveen NWQ Flexible Income Fund (USD $)	Class A	Class C	Class I
1 Year	569	175	74
3 Years	871	646	338
5 Years	1,194	1,144	622
10 Years	2,108	2,515	1,433

No Redemption
Expense Example, No Redemption Nuveen NWQ Flexible Income Fund (USD $)	Class A	Class C	Class I
1 Year	569	175	74
3 Years	871	646	338
5 Years	1,194	1,144	622
10 Years	2,108	2,515	1,433

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets in income producing securities.

The Fund invests at least 65% of its net assets in preferred and debt securities. Debt securities in which the Fund invests include corporate debt securities, mortgage-backed securities, taxable municipal securities and U.S. Government and agency debt securities. Preferred securities generally pay fixed or adjustable rate distributions to investors and have preference over common stock in the payment of distributions and the liquidation of a company’s assets, but are junior to most other forms of the company’s debt, including both senior and subordinated debt. The Fund will invest at least 25% of its assets in securities of companies principally engaged in financial services. The Fund may invest without limit in below-investment-grade securities, commonly referred to as “high yield” or “junk bonds.”

The Fund may invest up to 35% of its net assets in equity securities other than preferred securities, including common stocks, convertible securities, depositary receipts and other types of securities with equity characteristics. The Fund may write covered call options on equity securities to generate additional income. In addition, to manage market risk and credit risk in its portfolio, the Fund may make short sales of equity securities and may enter into credit default swap agreements. The Fund’s short sales may equal up to 10% of the value of the Fund’s net assets.

The Fund may invest up to 50% of its net assets in dollar-denominated securities issued by non-U.S. companies.

The Fund’s sub-adviser employs a rigorous, bottom-up research-focused investment process that seeks to identify undervalued companies with positive risk/reward characteristics. The sub-adviser’s investment process focuses on the attractiveness of a particular security within a company’s capital structure. The sub-adviser may choose to sell securities or reduce positions if it feels that a company no longer possesses favorable risk/reward characteristics, attractive valuations or catalysts, if it identifies better alternatives within a company’s capital structure, or if a company suspends or is projected to suspend its dividend or interest payments.
Principal Risks
The value of your investment in this Fund will change daily, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

Call Risk—If an issuer calls higher-yielding debt instruments held by the Fund, performance could be adversely impacted.

Concentration Risk—The Fund’s policy to concentrate in financial services companies makes the Fund more susceptible to adverse economic or regulatory occurrences affecting the financial services sector.

Covered Call Risk—Covered call risk is the risk that the Fund, as a writer of covered call options, will forgo during an option’s life the opportunity to profit from increases in the market value of the security covering the call option.

Credit Default Swap Risk—If the Fund “buys” protection in a credit default contract and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date, and the investment performance of the Fund will be worse than if the Fund had not entered into the swap. Credit default swaps also involve the risk that a loss may be sustained as a result of the failure of the other party to the contract to make required payments.

Credit Risk—Credit risk is the risk that an issuer of a security may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability or willingness to make such payments. In addition, parties to other financial contracts with the Fund could default on their obligations.

Equity Security Risk—Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

High Yield Securities Risk—High yield securities are high risk investments that may cause income and principal losses for the Fund. They generally have greater credit risk, are less liquid and have more volatile prices than investment grade securities.

Income Risk—The Fund’s income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities.

Market Risk—The market values of the Fund’s investments may decline, at times sharply and unpredictably.

Mortgage-Backed Securities Risk—These securities generally can be prepaid at any time. Prepayments that occur either more quickly or more slowly than expected can adversely impact value of such securities. They are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities.

A mortgage-backed security may be negatively affected by the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. The downturn in the housing market and the commercial real estate market and the resulting recession in the United States have negatively affected, and may continue to negatively affect, both the price and liquidity of certain mortgage-backed securities.

Non-U.S. Investment Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. Even though the non-U.S. securities held by the Fund are traded in U.S. dollars, their prices are typically indirectly influenced by currency fluctuations.

Preferred Security Risk—Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments.

Short Sales Risk—Short sales involve the sale of a security the Fund has borrowed, with the expectation that the security will underperform the market. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited. Short selling is considered “leverage” and may magnify gains or losses for the Fund.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/performance or by calling (800) 257-8787.
The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Class A Annual Total Return

During the three-year period ended December 31, 2012, the Fund’s highest and lowest quarterly returns were 8.39% and -3.72%, respectively, for the quarters ended March 31, 2010 and September 30, 2011.
The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.
Average Annual Total Returns for the Periods Ended December 31, 2012
Average Annual Total Returns Nuveen NWQ Flexible Income Fund	1 Year	Since Inception	Inception Date
Class A	10.23%	11.78%	Dec 9, 2009
Class A (return after taxes on distributions)	7.29%	8.64%	Dec 9, 2009
Class A (return after taxes on distributions and sale of Fund shares)	7.15%	8.51%	Dec 9, 2009
Class C	14.90%	12.73%	Dec 9, 2009
Class I	16.06%	13.87%	Dec 9, 2009
BofA Merrill Lynch Preferred Stock Fixed Rate Index (reflects no deduction for fees, expenses or taxes)	13.60%	10.79%	Dec 9, 2009
BofA Merrill Lynch U.S. 50% Corporate & 50% High Yield Index (reflects no deductions for fees, expenses or taxes)	12.96%	10.42%	Dec 9, 2009
Lipper Flexible Income Classification Average (reflects no deduction for taxes or certain expenses)	14.34%	10.77%	Dec 9, 2009

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Nuveen Investment Trust V
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Nuveen NWQ Flexible Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen NWQ Flexible Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 19 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 21 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-56 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current contractual fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets in income producing securities.

The Fund invests at least 65% of its net assets in preferred and debt securities. Debt securities in which the Fund invests include corporate debt securities, mortgage-backed securities, taxable municipal securities and U.S. Government and agency debt securities. Preferred securities generally pay fixed or adjustable rate distributions to investors and have preference over common stock in the payment of distributions and the liquidation of a company’s assets, but are junior to most other forms of the company’s debt, including both senior and subordinated debt. The Fund will invest at least 25% of its assets in securities of companies principally engaged in financial services. The Fund may invest without limit in below-investment-grade securities, commonly referred to as “high yield” or “junk bonds.”

The Fund may invest up to 35% of its net assets in equity securities other than preferred securities, including common stocks, convertible securities, depositary receipts and other types of securities with equity characteristics. The Fund may write covered call options on equity securities to generate additional income. In addition, to manage market risk and credit risk in its portfolio, the Fund may make short sales of equity securities and may enter into credit default swap agreements. The Fund’s short sales may equal up to 10% of the value of the Fund’s net assets.

The Fund may invest up to 50% of its net assets in dollar-denominated securities issued by non-U.S. companies.

		The Fund’s sub-adviser employs a rigorous, bottom-up research-focused investment process that seeks to identify undervalued companies with positive risk/reward characteristics. The sub-adviser’s investment process focuses on the attractiveness of a particular security within a company’s capital structure. The sub-adviser may choose to sell securities or reduce positions if it feels that a company no longer possesses favorable risk/reward characteristics, attractive valuations or catalysts, if it identifies better alternatives within a company’s capital structure, or if a company suspends or is projected to suspend its dividend or interest payments.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of your investment in this Fund will change daily, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

Call Risk—If an issuer calls higher-yielding debt instruments held by the Fund, performance could be adversely impacted.

Concentration Risk—The Fund’s policy to concentrate in financial services companies makes the Fund more susceptible to adverse economic or regulatory occurrences affecting the financial services sector.

Covered Call Risk—Covered call risk is the risk that the Fund, as a writer of covered call options, will forgo during an option’s life the opportunity to profit from increases in the market value of the security covering the call option.

Credit Default Swap Risk—If the Fund “buys” protection in a credit default contract and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date, and the investment performance of the Fund will be worse than if the Fund had not entered into the swap. Credit default swaps also involve the risk that a loss may be sustained as a result of the failure of the other party to the contract to make required payments.

Credit Risk—Credit risk is the risk that an issuer of a security may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability or willingness to make such payments. In addition, parties to other financial contracts with the Fund could default on their obligations.

Equity Security Risk—Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

High Yield Securities Risk—High yield securities are high risk investments that may cause income and principal losses for the Fund. They generally have greater credit risk, are less liquid and have more volatile prices than investment grade securities.

Income Risk—The Fund’s income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities.

Market Risk—The market values of the Fund’s investments may decline, at times sharply and unpredictably.

Mortgage-Backed Securities Risk—These securities generally can be prepaid at any time. Prepayments that occur either more quickly or more slowly than expected can adversely impact value of such securities. They are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities.

A mortgage-backed security may be negatively affected by the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. The downturn in the housing market and the commercial real estate market and the resulting recession in the United States have negatively affected, and may continue to negatively affect, both the price and liquidity of certain mortgage-backed securities.

Non-U.S. Investment Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. Even though the non-U.S. securities held by the Fund are traded in U.S. dollars, their prices are typically indirectly influenced by currency fluctuations.

Preferred Security Risk—Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments.

		Short Sales Risk—Short sales involve the sale of a security the Fund has borrowed, with the expectation that the security will underperform the market. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited. Short selling is considered “leverage” and may magnify gains or losses for the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this Fund will change daily, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/performance or by calling (800) 257-8787.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the three-year period ended December 31, 2012, the Fund’s highest and lowest quarterly returns were 8.39% and -3.72%, respectively, for the quarters ended March 31, 2010 and September 30, 2011.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

		Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.
Nuveen NWQ Flexible Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.54%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.51%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.54%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.97%
1 Year	rr_ExpenseExampleYear01	569
3 Years	rr_ExpenseExampleYear03	871
5 Years	rr_ExpenseExampleYear05	1,194
10 Years	rr_ExpenseExampleYear10	2,108
1 Year	rr_ExpenseExampleNoRedemptionYear01	569
3 Years	rr_ExpenseExampleNoRedemptionYear03	871
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,194
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,108
2010	rr_AnnualReturn2010	18.08%
2011	rr_AnnualReturn2011	5.88%
2012	rr_AnnualReturn2012	15.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.72%)
1 Year	rr_AverageAnnualReturnYear01	10.23%
Since Inception	rr_AverageAnnualReturnSinceInception	11.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2009
Nuveen NWQ Flexible Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.54%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.26%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.54%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.72%
1 Year	rr_ExpenseExampleYear01	175
3 Years	rr_ExpenseExampleYear03	646
5 Years	rr_ExpenseExampleYear05	1,144
10 Years	rr_ExpenseExampleYear10	2,515
1 Year	rr_ExpenseExampleNoRedemptionYear01	175
3 Years	rr_ExpenseExampleNoRedemptionYear03	646
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,144
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,515
1 Year	rr_AverageAnnualReturnYear01	14.90%
Since Inception	rr_AverageAnnualReturnSinceInception	12.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2009
Nuveen NWQ Flexible Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.86%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.58%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.86%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.72%
1 Year	rr_ExpenseExampleYear01	74
3 Years	rr_ExpenseExampleYear03	338
5 Years	rr_ExpenseExampleYear05	622
10 Years	rr_ExpenseExampleYear10	1,433
1 Year	rr_ExpenseExampleNoRedemptionYear01	74
3 Years	rr_ExpenseExampleNoRedemptionYear03	338
5 Years	rr_ExpenseExampleNoRedemptionYear05	622
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,433
1 Year	rr_AverageAnnualReturnYear01	16.06%
Since Inception	rr_AverageAnnualReturnSinceInception	13.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2009
Nuveen NWQ Flexible Income Fund | (return after taxes on distributions and sale of Fund shares) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.15%
Since Inception	rr_AverageAnnualReturnSinceInception	8.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2009
Nuveen NWQ Flexible Income Fund | (return after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.29%
Since Inception	rr_AverageAnnualReturnSinceInception	8.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2009
Nuveen NWQ Flexible Income Fund | BofA Merrill Lynch Preferred Stock Fixed Rate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.60%
Since Inception	rr_AverageAnnualReturnSinceInception	10.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2009
Nuveen NWQ Flexible Income Fund | BofA Merrill Lynch U.S. 50% Corporate & 50% High Yield Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.96%
Since Inception	rr_AverageAnnualReturnSinceInception	10.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2009
Nuveen NWQ Flexible Income Fund | Lipper Flexible Income Classification Average (reflects no deduction for taxes or certain expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.34%
Since Inception	rr_AverageAnnualReturnSinceInception	10.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2009

[1]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[3]	Other Expenses have been restated to reflect current contractual fees.
[4]	The Fund���s investment adviser has agreed to waive fees and/or reimburse expenses through January 31, 2014 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.75% (1.25% after January 31, 2014) of the average daily net assets of any class of Fund shares. The expense limitation expiring January 31, 2014 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.

Nuveen Preferred Securities Fund
Nuveen Preferred Securities Fund
Investment Objective
The Fund seeks to provide a high level of current income and total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 17 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 19 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-53 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen Preferred Securities Fund (USD $)		Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fee		none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	none	15
[1]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen Preferred Securities Fund		Class A	Class C	Class R3	Class I
Management Fees		0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none
Other Expenses	[1]	0.12%	0.12%	0.12%	0.12%
Total Annual Fund Operating Expenses		1.07%	1.82%	1.32%	0.82%
[1]	Other Expenses have been restated to reflect current contractual fees.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Redemption
Expense Example Nuveen Preferred Securities Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	579	185	134	84
3 Years	799	573	418	262
5 Years	1,037	985	723	455
10 Years	1,719	2,137	1,590	1,014

No Redemption
Expense Example, No Redemption Nuveen Preferred Securities Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	579	185	134	84
3 Years	799	573	418	262
5 Years	1,037	985	723	455
10 Years	1,719	2,137	1,590	1,014

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in preferred securities. Preferred securities generally pay fixed or adjustable rate distributions to investors and have preference over common stock in the payment of distributions and the liquidation of a company’s assets, but are junior to most other forms of the company’s debt, including both senior and subordinated debt. The Fund intends to invest at least 25% of its assets in the preferred securities of companies principally engaged in financial services.

The Fund normally invests at least 60% of its net assets in securities rated investment grade (BBB/Baa or higher) at the time of purchase by at least one independent rating agency and unrated securities judged to be of comparable quality by the Fund’s portfolio managers. The Fund may invest up to 40% of its net assets in securities rated below investment grade (BB/Ba or lower) at the time of purchase, which are commonly referred to as “high yield” or “junk bonds.” Although the Fund invests primarily in securities issued by U.S. companies, the Fund may invest up to 35% of its net assets in U.S. dollar-denominated securities issued by non-U.S. companies.

The Fund seeks to meet its investment objective by investing primarily in preferred securities, but it may also invest up to 20% of its net assets in other types of securities, including corporate debt securities, U.S. government and agency debt, taxable municipal securities and convertible preferred securities. The Fund is a non-diversified fund and as a result may invest a relatively high percentage of its assets in a limited number of issuers.
Principal Risks
The value of your investment in this Fund will change daily, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

Call Risk—If an issuer calls higher-yielding debt instruments held by the Fund, performance could be adversely impacted.

Concentration Risk—The Fund’s policy to concentrate in financial services companies makes the Fund more susceptible to adverse economic or regulatory occurrences affecting the financial services sector.

Credit Risk—Credit risk is the risk that an issuer of a security may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability or willingness to make such payments. In addition, parties to other financial contracts with the Fund could default on their obligations.

High Yield Securities Risk—High yield securities are high risk investments that may cause income and principal losses for the Fund. They generally have greater credit risk, are less liquid and have more volatile prices than investment grade securities.

Income Risk—The Fund’s income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities.

Market Risk—The market values of the Fund’s investments may decline, at times sharply and unpredictably.

Non-Diversification Risk—As a non-diversified Fund, the Fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

Non-U.S. Investment Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. Even though the non-U.S. securities held by the Fund are traded in U.S. dollars, their prices are typically indirectly influenced by currency fluctuations.

Preferred Security Risk—Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. In addition, preferred securities are subject to other risks, such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having limited liquidity, changing tax treatments and possibly being in heavily regulated industries.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/performance or by calling (800) 257-8787.
The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Class A Annual Total Return

During the six-year period ended December 31, 2012, the Fund’s highest and lowest quarterly returns were 49.63% and -22.84%, respectively, for the quarters ended June 30, 2009 and March 31, 2009.
The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. Previously, the Fund used the BofA Merrill Lynch Preferred Stock Hybrid Securities Index as its primary benchmark. Going forward, the Fund’s performance will be compared to the BofA Merrill Lynch Fixed Rate Preferred Securities Index and a Custom Benchmark comprised of a 65% weighting in the BofA Merrill Lynch Fixed Rate Preferred Securities Index and a 35% weighting in the Barclays USD Capital Securities Index because they more closely reflect the Fund’s investment universe. Class R3 shares commenced operations on September 29, 2009. The returns for Class R3 shares shown below reflect Class I performance prior to September 29, 2009 adjusted for the difference in fees between the classes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.
Average Annual Total Returns for the Periods Ended December 31, 2012
Average Annual Total Returns Nuveen Preferred Securities Fund	1 Year	5 Years	Since Inception	Inception Date
Class A	18.96%	8.67%	5.26%	Dec 19, 2006
Class A (return after taxes on distributions)	16.76%	6.21%	3.00%	Dec 19, 2006
Class A (return after taxes on distributions and sale of Fund shares)	12.94%	6.13%	3.26%	Dec 19, 2006
Class C	23.93%	8.95%	5.34%	Dec 19, 2006
Class R3	24.64%	9.49%	5.86%	Dec 19, 2006
Class I	25.22%	10.04%	6.40%	Dec 19, 2006
BofA Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses or taxes)	13.60%	3.83%	1.17%	Dec 19, 2006
BofA Merrill Lynch Preferred Stock Hybrid Securities Index (reflects no deduction for fees, expenses or taxes)	11.64%	6.13%	2.76%	Dec 19, 2006
Custom Benchmark Index (reflects no deduction for fees, expenses or taxes)	15.96%	5.31%	3.06%	Dec 19, 2006
Lipper Flexible Income Classification Average (reflects no deduction for taxes or certain expenses)	14.34%	8.01%	5.59%	Dec 19, 2006

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Nuveen Investment Trust V
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Nuveen Preferred Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Preferred Securities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of current income and total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 17 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 19 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-53 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current contractual fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in preferred securities. Preferred securities generally pay fixed or adjustable rate distributions to investors and have preference over common stock in the payment of distributions and the liquidation of a company’s assets, but are junior to most other forms of the company’s debt, including both senior and subordinated debt. The Fund intends to invest at least 25% of its assets in the preferred securities of companies principally engaged in financial services.

The Fund normally invests at least 60% of its net assets in securities rated investment grade (BBB/Baa or higher) at the time of purchase by at least one independent rating agency and unrated securities judged to be of comparable quality by the Fund’s portfolio managers. The Fund may invest up to 40% of its net assets in securities rated below investment grade (BB/Ba or lower) at the time of purchase, which are commonly referred to as “high yield” or “junk bonds.” Although the Fund invests primarily in securities issued by U.S. companies, the Fund may invest up to 35% of its net assets in U.S. dollar-denominated securities issued by non-U.S. companies.

		The Fund seeks to meet its investment objective by investing primarily in preferred securities, but it may also invest up to 20% of its net assets in other types of securities, including corporate debt securities, U.S. government and agency debt, taxable municipal securities and convertible preferred securities. The Fund is a non-diversified fund and as a result may invest a relatively high percentage of its assets in a limited number of issuers.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of your investment in this Fund will change daily, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

Call Risk—If an issuer calls higher-yielding debt instruments held by the Fund, performance could be adversely impacted.

Concentration Risk—The Fund’s policy to concentrate in financial services companies makes the Fund more susceptible to adverse economic or regulatory occurrences affecting the financial services sector.

Credit Risk—Credit risk is the risk that an issuer of a security may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability or willingness to make such payments. In addition, parties to other financial contracts with the Fund could default on their obligations.

High Yield Securities Risk—High yield securities are high risk investments that may cause income and principal losses for the Fund. They generally have greater credit risk, are less liquid and have more volatile prices than investment grade securities.

Income Risk—The Fund’s income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities.

Market Risk—The market values of the Fund’s investments may decline, at times sharply and unpredictably.

Non-Diversification Risk—As a non-diversified Fund, the Fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

Non-U.S. Investment Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. Even though the non-U.S. securities held by the Fund are traded in U.S. dollars, their prices are typically indirectly influenced by currency fluctuations.

		Preferred Security Risk—Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. In addition, preferred securities are subject to other risks, such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having limited liquidity, changing tax treatments and possibly being in heavily regulated industries.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this Fund will change daily, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/performance or by calling (800) 257-8787.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the six-year period ended December 31, 2012, the Fund’s highest and lowest quarterly returns were 49.63% and -22.84%, respectively, for the quarters ended June 30, 2009 and March 31, 2009.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2012
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Previously, the Fund used the BofA Merrill Lynch Preferred Stock Hybrid Securities Index as its primary benchmark. Going forward, the Fund’s performance will be compared to the BofA Merrill Lynch Fixed Rate Preferred Securities Index and a Custom Benchmark comprised of a 65% weighting in the BofA Merrill Lynch Fixed Rate Preferred Securities Index and a 35% weighting in the Barclays USD Capital Securities Index because they more closely reflect the Fund’s investment universe.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. Previously, the Fund used the BofA Merrill Lynch Preferred Stock Hybrid Securities Index as its primary benchmark. Going forward, the Fund’s performance will be compared to the BofA Merrill Lynch Fixed Rate Preferred Securities Index and a Custom Benchmark comprised of a 65% weighting in the BofA Merrill Lynch Fixed Rate Preferred Securities Index and a 35% weighting in the Barclays USD Capital Securities Index because they more closely reflect the Fund’s investment universe. Class R3 shares commenced operations on September 29, 2009. The returns for Class R3 shares shown below reflect Class I performance prior to September 29, 2009 adjusted for the difference in fees between the classes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

		Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.
Nuveen Preferred Securities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
1 Year	rr_ExpenseExampleYear01	579
3 Years	rr_ExpenseExampleYear03	799
5 Years	rr_ExpenseExampleYear05	1,037
10 Years	rr_ExpenseExampleYear10	1,719
1 Year	rr_ExpenseExampleNoRedemptionYear01	579
3 Years	rr_ExpenseExampleNoRedemptionYear03	799
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,037
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,719
2007	rr_AnnualReturn2007	(10.12%)
2008	rr_AnnualReturn2008	(24.67%)
2009	rr_AnnualReturn2009	43.41%
2010	rr_AnnualReturn2010	18.73%
2011	rr_AnnualReturn2011	(0.68%)
2012	rr_AnnualReturn2012	24.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	49.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.84%)
1 Year	rr_AverageAnnualReturnYear01	18.96%
5 Years	rr_AverageAnnualReturnYear05	8.67%
Since Inception	rr_AverageAnnualReturnSinceInception	5.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2006
Nuveen Preferred Securities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
1 Year	rr_ExpenseExampleYear01	185
3 Years	rr_ExpenseExampleYear03	573
5 Years	rr_ExpenseExampleYear05	985
10 Years	rr_ExpenseExampleYear10	2,137
1 Year	rr_ExpenseExampleNoRedemptionYear01	185
3 Years	rr_ExpenseExampleNoRedemptionYear03	573
5 Years	rr_ExpenseExampleNoRedemptionYear05	985
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,137
1 Year	rr_AverageAnnualReturnYear01	23.93%
5 Years	rr_AverageAnnualReturnYear05	8.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2006
Nuveen Preferred Securities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	262
5 Years	rr_ExpenseExampleYear05	455
10 Years	rr_ExpenseExampleYear10	1,014
1 Year	rr_ExpenseExampleNoRedemptionYear01	84
3 Years	rr_ExpenseExampleNoRedemptionYear03	262
5 Years	rr_ExpenseExampleNoRedemptionYear05	455
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,014
1 Year	rr_AverageAnnualReturnYear01	25.22%
5 Years	rr_AverageAnnualReturnYear05	10.04%
Since Inception	rr_AverageAnnualReturnSinceInception	6.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2006
Nuveen Preferred Securities Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
1 Year	rr_ExpenseExampleYear01	134
3 Years	rr_ExpenseExampleYear03	418
5 Years	rr_ExpenseExampleYear05	723
10 Years	rr_ExpenseExampleYear10	1,590
1 Year	rr_ExpenseExampleNoRedemptionYear01	134
3 Years	rr_ExpenseExampleNoRedemptionYear03	418
5 Years	rr_ExpenseExampleNoRedemptionYear05	723
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,590
1 Year	rr_AverageAnnualReturnYear01	24.64%
5 Years	rr_AverageAnnualReturnYear05	9.49%
Since Inception	rr_AverageAnnualReturnSinceInception	5.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2006
Nuveen Preferred Securities Fund | (return after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.76%
5 Years	rr_AverageAnnualReturnYear05	6.21%
Since Inception	rr_AverageAnnualReturnSinceInception	3.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2006
Nuveen Preferred Securities Fund | (return after taxes on distributions and sale of Fund shares) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.94%
5 Years	rr_AverageAnnualReturnYear05	6.13%
Since Inception	rr_AverageAnnualReturnSinceInception	3.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2006
Nuveen Preferred Securities Fund | BofA Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.60%
5 Years	rr_AverageAnnualReturnYear05	3.83%
Since Inception	rr_AverageAnnualReturnSinceInception	1.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2006
Nuveen Preferred Securities Fund | BofA Merrill Lynch Preferred Stock Hybrid Securities Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.64%
5 Years	rr_AverageAnnualReturnYear05	6.13%
Since Inception	rr_AverageAnnualReturnSinceInception	2.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2006
Nuveen Preferred Securities Fund | Custom Benchmark Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.96%
5 Years	rr_AverageAnnualReturnYear05	5.31%
Since Inception	rr_AverageAnnualReturnSinceInception	3.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2006
Nuveen Preferred Securities Fund | Lipper Flexible Income Classification Average (reflects no deduction for taxes or certain expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.34%
5 Years	rr_AverageAnnualReturnYear05	8.01%
Since Inception	rr_AverageAnnualReturnSinceInception	5.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2006

[1]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[3]	Other Expenses have been restated to reflect current contractual fees.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Nuveen Investment Trust V
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2013